Taxation	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Taxation
10.	Taxation

The entire tax credit of £6.4m relates to current tax as shown below. No deferred tax was recognised in the year

The deferred tax charge in 2021 was nil (2020: nil; 2019: nil). Reconciliation of tax credit at standard rate of U.K. corporation tax to the current tax credit:

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Loss before tax	(45,856)	(36,041)	(22,870)
Tax credit at the standard rate of U.K. corporation tax of 19% (2020: 19% ; 2019: 19%)	8,713	6,848	4,345
Effect of overseas tax rate	(264)	(85)	5
Impact of unrelieved tax losses not recognized	(8,639)	(6,763)	(4,350)
Adjustment in respect of prior year	875	(42)	228
Research and development tax credit in respect of current year	6,945	3,536	3,060
Effect of overseas taxes	(1,184)	-	-
	6,446	3,494	3,288

Estimated tax losses of £154.1 million (2020: £135.6 million; 2019: £112.6 million) are available for relief against future profits.

The deferred tax asset not recognized in these financial statements on the estimated losses and the treatment of the equity settled share- based payments, net of any other temporary timing differences is detailed in note 23. During the year, the Group received a research and development tax credit of £4.4 million (2020: £3.02 million; 2019: £2.31 million), which resulted in an adjustment to the credit recorded in the year ended December 31, 2020 of a further £0.9 million. The Group has accrued £6.95 million (2020: £3.54 million; 2019: £3.06 million) recognising a current tax asset in respect of 2021 research and development tax credits. The company had a foreign tax expense of £0.2 million. (2020: £nil; 2019: £nil).

The corporation tax main rate during 2021 was 19% (2020: 19%; 2019: 19%). In the Spring Budget 2021, the U.K. Government announced that from 1 April 2023 the corporation tax rate will increase to 25%. As the company has not recognized and related deferred tax assets as at 31, December 2021, the tax rate increase has no impact.

Since the Group does not have an establishment or place of business in China, the Group is subject to withholding tax on gross income from dividends, interest, lease of property, royalties, and other China-source passive income. The Group entered into a collaboration agreement with Hansoh, a biopharmaceutical company in China and received a $16 million upfront payment, which required withholding tax of $1.6 million.